111 Huntington Ave., Boston, Massachusetts  02199-7632
Phone 617-954-5000

            August 3, 2021

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:
MFS® Municipal Series Trust (the “Trust”) (File Nos. 2-92915 and 811-4096) on behalf of MFS® Alabama Municipal Bond Fund, MFS® Arkansas Municipal Bond Fund, MFS® California Municipal Bond Fund, MFS® Georgia Municipal Bond Fund, MFS® Maryland Municipal Bond Fund, MFS® Massachusetts Municipal Bond Fund, MFS® Mississippi Municipal Bond Fund, MFS® Municipal Income Fund, MFS® Municipal Intermediate Fund, MFS® New York Municipal Bond Fund, MFS® North Carolina Municipal Bond Fund, MFS® Pennsylvania Municipal Bond Fund, MFS® South Carolina Municipal Bond Fund, MFS® Tennessee Municipal Bond Fund, MFS® Virginia Municipal Bond Fund, MFS® West Virginia Municipal Bond Fund

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter, on behalf of the Trust, as certification that the Prospectuses and the combined Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 76 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed electronically on July 28, 2021.

Please call the undersigned at (617) 954-4085 or Hayes Gatie at (617) 954-6851 with any questions you may have.

Very truly yours,

THOMAS H. CONNORS
Thomas H. Connors
Vice President and Senior Counsel

THC/mjy